Share-based Compensation Plans - Activity Related to PCSUs and Restricted Stock Units (Detail) (PCSUs and restricted stock units [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	1,671,017
Granted	445,098
Performance adjustments	(112,540)
Converted	(956,802)
Dividend equivalents	34,892
Ending Balance	1,081,665
Beginning Balance, Weighted Average Grant Date Fair Value	$ 27.83
Granted, Weighted Average Grant Date Fair Value	$ 28.90
Performance adjustments, Weighted Average Grant Date Fair Value	$ 31.82
Converted, Weighted Average Grant Date Fair Value	$ 25.87
Dividend equivalents, Weighted Average Grant Date Fair Value	$ 36.13
Ending Balance, Weighted Average Grant Date Fair Value	$ 29.85
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	492,114
Granted	445,098
Performance adjustments	(112,536)
Vested	(37,368)
Dividend equivalents	5,621
Ending Balance	792,929
Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	1,178,903
Performance adjustments	(4)
Vested	37,368
Converted	(956,802)
Dividend equivalents	29,271
Ending Balance	288,736